                                                    ---------------------------
                                                            OMB APPROVAL
                                                    ---------------------------

                                                    OMB Number:      3235-0006
                         UNITED STATES              Expires: February 28, 1997
               SECURITIES AND EXCHANGE COMMISSION   Estimated average burden
                     Washington, D.C. 20549         hours per response...24.60
                                                    ---------------------------

                                                    --------------------------
                             FORM 13F                      SEC USE ONLY
                                                    --------------------------

                                                    --------------------------


     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year of Quarter Ended June 30, 1999.

-------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
-------------------------------------------------------------------------------

If amended report check here:  [__]

          Bay Harbour Management, L.C.
-------------------------------------------------------------------------------
Name of Institutional Investment Manager

          777 South Harbour Island Blvd. Suite 270    Tampa     FL      33602
-------------------------------------------------------------------------------
Business Address              (Street)                (City)    (State)  (Zip)

          (813) 272-1992       John D. Stout      Managing Director
-------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-------------------------------ATTENTION---------------------------------------
      Intentional misstatements or omission of facts constitute Federal
                             Criminal Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Tampa and State of Florida on the 4th day of August, 1999.

                                      Bay Harbour Management, L.C.
                               ------------------------------------------------
                                  (Name of Institutional Investment Manager)

                                /s/ John D. Stout
                               ------------------------------------------------
                               (Manual Signature of Person Duly Authorized to
                                         Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


 Name:               13F File No.        Name:               13F File No.:
------------------  ------------------  ------------------  -------------------
 1.                                      6.
------------------  ------------------  ------------------  -------------------
 2.                                      7.
------------------  ------------------  ------------------  -------------------
 3.                                      8.
------------------  ------------------  ------------------  -------------------
 4.                                      9.
------------------  ------------------  ------------------  -------------------
 5.                                      10.
------------------  ------------------  ------------------  -------------------
                                                                 SEC 1685 (5/91)

                                   FORM 13F

Page 1 of 2                  Name of Reporting Manager    Bay Harbour Management
                                                          ----------------------

----------------------------------------------------------------------------------------------------------------------------------
     Item 1:        Item 2:        Item 3:       Item 4:            Item 5:                          Item 6:
 Name of Issuer     Title of       CUSIP       Fair Market     Shares of Principal            Investment Discretion
                    Class          Number        Value              Amount
----------------------------------------------------------------------------------------------------------------------------------
                                                                                     (a) Sole     (b) Shared-      (c) Shared-
                                                                                                  As Defined       Other
                                                                                                  in Instr. V.
----------------------------------------------------------------------------------------------------------------------------------
AAON, INC.          Common       000360206      12,017,385            1,044,990           X
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN            Common       024490104         848,590            2,468,625           X
BANKNOTE CORP.
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN            Series B     024490203         809,997            2,356,355           X
BANKNOTE CORP.      PFD
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN            Warrant      024490112               0                  375           X
BANKNOTE CORP.
----------------------------------------------------------------------------------------------------------------------------------
ARCH                Common       039381504      25,162,822            2,960,332           X
COMMUNICATIONS
----------------------------------------------------------------------------------------------------------------------------------
BUCKHEAD AMERICA    Common       11835A105       2,782,952              494,747           X
CORPORATION
----------------------------------------------------------------------------------------------------------------------------------
BUCKHEAD AMERICA    8% CV                        5,000,000            5,000,000           X
CORPORATION         Bond
----------------------------------------------------------------------------------------------------------------------------------
EMCOR GROUP, INC.   Common       29084Q100      33,972,673            1,348,791           X
----------------------------------------------------------------------------------------------------------------------------------
EMCOR GROUP, INC.   5.75% CV     29084QAC4       1,050,000            1,000,000           X
                    Bond
----------------------------------------------------------------------------------------------------------------------------------
EMCOR GROUP, INC.   Y Warrants   29084Q126           4,063                  500           X
----------------------------------------------------------------------------------------------------------------------------------
ENDOREX CORP.       Common       29264N307          45,188               24,100           X
----------------------------------------------------------------------------------------------------------------------------------
FIRST PLACE TOWER   Common &     335938AC0       5,667,984              258,956           X
UNIT                Bond
----------------------------------------------------------------------------------------------------------------------------------
GENEVA STEEL        14% PFD      372252403          29,300               29,300           X
COMPANY
----------------------------------------------------------------------------------------------------------------------------------
HAWAIIAN AIRLINES,  Common       419849104       5,310,197            1,888,070           X
INC.
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL       Common       458978103      23,280,075            2,046,600           X
COMFORT PRODUCTS
----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                  115,981,226
----------------------------------------------------------------------------------------------------------------------------------
                                                       ------------------------------
                                                            (SEC USE ONLY)


-------------------------------------------------------------------------------------
     Item 1:                Item 7:                           Item 8
  Name of Issuer           Managers                 Voting Authority (Shares)
                         See Instr. V
-------------------------------------------------------------------------------------
                                             (a) Sole       (b) Shared     (c) None
-------------------------------------------------------------------------------------
AAON, INC.                                        X
-------------------------------------------------------------------------------------
AMERICAN                                          X
BANKNOTE CORP.
-------------------------------------------------------------------------------------
AMERICAN                                          X
BANKNOTE CORP.
-------------------------------------------------------------------------------------
AMERICAN                                          X
BANKNOTE CORP.
-------------------------------------------------------------------------------------
ARCH                                              X
COMMUNICATIONS
-------------------------------------------------------------------------------------
BUCKHEAD AMERICA                                  X
CORPORATION
-------------------------------------------------------------------------------------
BUCKHEAD AMERICA                                  X
CORPORATION
-------------------------------------------------------------------------------------
EMCOR GROUP, INC.                                 X
-------------------------------------------------------------------------------------
EMCOR GROUP, INC.                                 X
-------------------------------------------------------------------------------------
EMCOR GROUP, INC.                                 X
-------------------------------------------------------------------------------------
ENDOREX CORP.                                     X
-------------------------------------------------------------------------------------
FIRST PLACE TOWER                                 X
UNIT
-------------------------------------------------------------------------------------
GENEVA STEEL                                      X
COMPANY
-------------------------------------------------------------------------------------
HAWAIIAN AIRLINES,                                X
INC.
-------------------------------------------------------------------------------------
INTERNATIONAL                                     X
COMFORT PRODUCTS
-------------------------------------------------------------------------------------
COLUMN TOTALS
-------------------------------------------------------------------------------------

                                                                SEC 1685 (5/91)

                                   FORM 13F

Page 2 of 2                                                      Name of Reporting Manager           Bay Harbour Management
                                                                                                     ----------------------
------------------------------------------------------------------------------------------------------------------------------------
         Item 1:              Item 2:       Item 3:        Item 4:             Item 5:                          Item 6:
     Name of Issuer           Title of       CUSIP       Fair Market      Shares of Principal            Investment Discretion
                               Class         Number         Value               Amount
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                (a) Sole   (b) Shared-   (c) Shared-
                                                                                                           As Defined    Other
                                                                                                           in Instr. V.
------------------------------------------------------------------------------------------------------------------------------------
 KASPER A.S.L., LTD.       Common         485808109         4,046,548           770,771              X
------------------------------------------------------------------------------------------------------------------------------------
 PEOPLE'S CHOICE TV        Warrant        710847112                 0             3,500              X
 CORP.
------------------------------------------------------------------------------------------------------------------------------------
 THOUSAND TRAILS,          Common         885502104           396,579            89,370              X
 INC.
------------------------------------------------------------------------------------------------------------------------------------
 TOPS APPLIANCE            Common         890910102         9,049,657         7,620,764              X
 CITY INC.
------------------------------------------------------------------------------------------------------------------------------------
 TRUMP HOTELS &            Common         898168109         6,371,531         1,396,500              X
 CASINO RESORTS, INC.
------------------------------------------------------------------------------------------------------------------------------------
 WALTER INDUSTRIES         Common         93317Q105        24,746,475         1,912,771              X
 INC.
------------------------------------------------------------------------------------------------------------------------------------
 COLUMN TOTALS                                             44,610,790
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 AGGREGATE
 TOTALS                                                   160,592,016
------------------------------------------------------------------------------------------------------------------------------------

                                                 -------------------------------------
                                                           (SEC USE ONLY)

--------------------------------------------------------------------------------------

         Item 1:              Item 7:                         Item 8:
     Name of Issuer          Managers                Voting Authority (Shares)
                            See Instr. V
--------------------------------------------------------------------------------------
                                               (a) Sole    (b) Shared     (c) None
--------------------------------------------------------------------------------------
 KASPER A.S.L., LTD.                                x
--------------------------------------------------------------------------------------
 PEOPLE'S CHOICE TV                                 x
 CORP.
--------------------------------------------------------------------------------------
 THOUSAND TRAILS,                                   x
 INC.
--------------------------------------------------------------------------------------
 TOPS APPLIANCE                                     x
 CITY INC.
--------------------------------------------------------------------------------------
 TRUMP HOTELS &                                     x
 CASINO RESORTS, INC.
--------------------------------------------------------------------------------------
 WALTER INDUSTRIES                                  x
 INC.
--------------------------------------------------------------------------------------
 COLUMN TOTALS
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
 AGGREGATE
 TOTALS
--------------------------------------------------------------------------------------

                                                                 SEC 1685 (5/91)